Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Net
10.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net are comprised of:

	At December 31, 2012	At December 31, 2011
Land	105,112	127,447
Buildings and land improvements	1,566,204	1,408,608
Transfer devices	137,967	133,066
Operating machinery and equipment .	3,062,523	2,716,572
Transportation equipment and vehicles	919,081	795,842
Tools, furniture, fixtures and other	43,699	35,908

	5,834,586	5,217,443
Less: accumulated depreciation	(2,052,712)	(1,768,739)

Operating property, plant and equipment, net	3,781,874	3,448,704
Mining plant and equipment	574,685	503,288
Less: accumulated depletion	(91,518)	(81,646)

Mining plant and equipment, net	483,167	421,642
Construction-in-progress	3,533,798	3,179,279

Property, plant and equipment, net	7,798,839	7,049,625

Included within construction-in-progress are advances to suppliers of equipment of $71,314 and $133,554 as of December 31, 2012 and 2011, respectively. During the years ended December 31, 2012 and 2011, the Group incurred interest expenses of $911,277 and $739,009, respectively, of which interest capitalized in the cost of property, plant and equipment was $241,923 and $178,460, respectively. The depreciation charge amounted to $438,661 and $372,558 for the years ended December 31, 2012 and 2011, respectively.

Mining plant and equipment, net included mining construction in progress in the amount of $181,838 and $140,477 as of December 31, 2012 and 2011, respectively.

Construction-in-progress includes costs of acquisition of property, plant and equipment and may include the capitalized costs necessary to deliver the asset to its intended location and prepare it for its productive use. The internally developed assets at construction-in-progress stage may also include material, direct labor costs, and allocable material and manufacturing overhead costs clearly related to the construction. The amounts of capitalized costs related to the Elga project (construction of coal deposit complex, railroad, bridges, roads, etc.) were $2,381,423 and $1,824,559 as of December 31, 2012 and 2011, respectively.

The Group decided to abandon and dispose of certain production equipment as a result of changes in its production strategy. For the year ended December 31, 2012, the loss resulting from write-off of equipment amounted to $11,429, out of which $7,294, $3,463, $598 and $74 related to the Mining, Steel, Ferroalloy and Energy segments, respectively. For the year ended December 31, 2011, the loss resulting from the write-off of equipment amounted to $11,006, out of which $8,225, $1,965 and $816 related to the Mining, Steel and Ferroalloy segments, respectively.

According to the results of the impairment analysis of long-lived assets, an impairment loss of $328,458 for the year ended December 31, 2012 was recognized (refer to Note 23).